Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details)
¥ / shares in Units, ¥ in Thousands, $ in Thousands
	6 Months Ended	12 Months Ended				24 Months Ended	33 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) item ¥ / shares shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill
Market capitalization | $								$ 83,100
Percentage by assets exceeds capital value		47.00%				47.00%		47.00%
Number of reporting units | item		1	1	1
Fair value of goodwill	¥ 1,092,900			¥ 1,058,300
Carrying value of goodwill	1,205,000
Impairment charges on goodwill	112,100	¥ 114,661	$ 16,150	112,102	¥ 0
Goodwill		0		114,661	232,007	¥ 0		$ 0	$ 16,150
Reduction of goodwill	¥ 119,900
Increase in goodwill market capitalization				1,289,100
Impairment on non-financial assets						0
Revenues
Contract assets		0				0
Balances of contract liabilities		399		1,120		399
Liabilities recorded related to membership points and cash rewards		3,700		3,400		3,700		521
Commission fees from other travel-related products and services		44,647		46,263	38,406
Land use right and Construction in progress ("CIP")
Land use right, net		90,529		92,590		90,529		12,751
Construction in progress		48,736		47,292		48,736		$ 6,864
Impairment		18,000					¥ 0
Market value of land		121,100				121,100
Amount lesser than aggregate carry value		18,000
Land use rights, CIP Carrying amount		139,100				¥ 139,100
Advertising Expenses
Advertising expense		¥ 50,325		¥ 15,066	¥ 40,661
Treasury stock reissued | shares		151,485	151,485	314,592	576,165
ADR
Goodwill
Share price | ¥ / shares		¥ 0.67				¥ 0.67
Self Operator Package [Member]
Revenues
Revenues		¥ 100,078		¥ 32,308	¥ 169,376
Financial Services [Member]
Revenues
Revenues		6,923		19,215	20,307
Advertising Service [Member]
Revenues
Revenue recognized from advertising services		27,571		12,191	20,971
Principal Services [Member]
Revenues
Revenue recognized from advertising services		¥ 6,264		15,213	¥ 17,780
The Affiliated Entities [Member]
Goodwill
Goodwill				¥ 68,125